ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES.
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consist of the following as of December 31, 2023 and 2022:

	2023	2022

Payroll and social security payable	$82,494	$42,805
Bonus payable	18,603	109,829
Other payables and accrued liabilities	872	160,452
Total Accounts Payable and Accrued Liabilities	$101,969	$313,086